EVENTS AFTER THE REPORTING DATE (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Aug. 21, 2020 AUD ($) shares	Aug. 21, 2020 CAD ($) $ / shares shares	Aug. 21, 2020 USD ($) shares	Aug. 31, 2019 CAD ($)	Mar. 31, 2019 CAD ($) $ / shares	May 31, 2020 CAD ($)	May 31, 2019 CAD ($) shares	Aug. 21, 2020 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from secondary offering							$ 6,381,927
Purchase price of acquisition						$ 4,804,669	$ 13,458,638
Conversion on loan payable (shares) | shares							2,307,411
Convertible Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Initial advance of convertible loan facility				$ 7,000,000	$ 7,000,000
Conversion price per share | $ / shares					$ 5.56
EVENTS AFTER THE REPORTING DATE | Coeur
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty acquired	1.00%	1.00%	1.00%
EVENTS AFTER THE REPORTING DATE | Coeur | Wharf Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred		$ 1,000,000
Number of common shares issued for acquisitions of royalty interests | shares	899,201	899,201	899,201
EVENTS AFTER THE REPORTING DATE | Coeur | Secondary Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in public offering previously held | shares		3,910,000
Equity issuance price per share | $ / shares								$ 5.30
Gross proceeds from secondary offering			$ 20.7
EVENTS AFTER THE REPORTING DATE | Agreement with NuEnergy Gas Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR royalty acquired	2.50%	2.50%	2.50%
EVENTS AFTER THE REPORTING DATE | Agreement with NuEnergy Gas Limited | Kirkland Lake Gold Ltd
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued for acquisitions of royalty interests | shares	467,730	467,730	467,730
Purchase price of acquisition	$ 2
EVENTS AFTER THE REPORTING DATE | Convertible Loan Facility | Beedie
Disclosure of non-adjusting events after reporting period [line items]
Conversion Of loan facility, converted amount		$ 6,000,000
Initial advance of convertible loan facility		7,000,000
Remaining drew down from original loan facility		5,000,000
New total convertible loan facility		$ 20,000,000
Conversion price per share | $ / shares		$ 5.56
Conversion on loan payable (shares) | shares	1,079,136	1,079,136	1,079,136
Revised conversion price per share | $ / shares		$ 9.90